Supplement to the
Fidelity® Real Estate Income Fund
Class A, Class M, Class C, Class I, and Class Z
September 29, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by MATTHEW TORCHIA as of September 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	12	4	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	none
Assets Managed (in millions)	$9,302	$1,547	$703
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$14	none
* Includes assets of Fidelity® Real Estate Income Fund managed by the portfolio manager ($4,223 (in millions) assets managed).
As of September 30, 2026, the dollar range of shares of Fidelity® Real Estate Income Fund beneficially owned by the portfolio manager was none.

REIA-REII-SSTK-1126-110-1.924863.110	November 13, 2026

Supplement to the
Fidelity® Real Estate Income Fund
ETF Class
September 29, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by MATTHEW TORCHIA as of September 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	12	4	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	none
Assets Managed (in millions)	$9,302	$1,547	$703
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$14	none
* Includes assets of Fidelity® Real Estate Income Fund managed by the portfolio manager ($4,223 (in millions) assets managed).
As of September 30, 2026, the dollar range of shares of Fidelity® Real Estate Income Fund beneficially owned by the portfolio manager was none.

RTF-SSTK-1126-101-1.9923824.101	November 13, 2026

Supplement to the
Fidelity® Series Real Estate Income Fund
September 29, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by MATTHEW TORCHIA as of September 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	12	4	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	none
Assets Managed (in millions)	$9,302	$1,547	$703
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$14	none
* Includes assets of Fidelity® Series Real Estate Income Fund managed by the portfolio manager ($289 (in millions) assets managed).
As of September 30, 2026, the dollar range of shares of Fidelity® Series Real Estate Income Fund beneficially owned by the portfolio manager was none.

SRE-SSTK-1126-104-1.9586362.104	November 13, 2026

Supplement to the
Fidelity® SAI Real Estate Income Fund
September 29, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by MATTHEW TORCHIA as of September 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	12	4	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	1	none
Assets Managed (in millions)	$9,302	$1,547	$703
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$14	none
* Includes assets of Fidelity® SAI Real Estate Income Fund managed by the portfolio manager ($2,196 (in millions) assets managed).
As of September 30, 2026, the dollar range of shares of Fidelity® SAI Real Estate Income Fund beneficially owned by the portfolio manager was none.

SRI-SSTK-1126-100-1.9924376.100	November 13, 2026